Lease	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Lease

6. Lease

For the years ended December 31, 2024, 2023 and 2022, the Group subsisted of the following non-cancellable lease arrangements.

Description of lease	Lease term
Office premise at 33/F of Sunshine Plaza, Hong Kong	1-year fixed term lease from January 1, 2022 to December 31, 2023 1-year fixed term lease from January 1, 2023 to December 31, 2023 1-year fixed term lease from January 1, 2024 to December 31, 2024
Warehouse at Unit 1209 of Riley House, Hong Kong	1-year fixed term lease from January 1, 2022 to December 31, 2022 1-year fixed term lease from January 1, 2023 to December 31, 2023

ASC 842-20 defines a short-term lease as a lease whose lease term, at commencement, is 12 months or less and that does not include a purchase option whose exercise is reasonably certain. The lease terms of the lease arrangements during the years ended December 31, 2024, 2023 and 2022 were 1-year fixed terms without renewal or purchase options. These leases meet the definition of short-term leases. Pursuant to ASC 842, the Group elects not to recognize these leases on its balance sheet. Accordingly, this results in the recognition of the Group’s lease payments on a straight-line basis over the lease terms in a manner similar to how operating leases were accounted for under ASC 840. For the years ended December 31, 2024, 2023 and 2022 the short-term lease expenses were $76,894, $118,786 and $118,765, respectively.

The lease for the office premise at 33/F of Sunshine Plaza, Hong Kong was renewed in January 2025. There were no lease commitments as of December 31, 2024 and 2023.